CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Sales (Note 19)	$ 22,337,636	$ 2,110,403	$ 937,654
Excise taxes	2,018,425	161,982
Net revenue	20,319,211	1,948,421	937,654
Cost of sales
Cost of goods sold	20,900,434	3,575,132	637,751
Production costs	7,201,694	1,461,941	749,174
Amortization of Health Canada licence (Note 8)	3,679,789	2,829,015	87,446
Inventory write-down (Note 5)	6,709,709
Gain on changes in fair value of biological assets (Note 4)	(3,703,195)	(2,818,442)	(163,754)
Gross margin	(14,469,220)	(3,099,225)	(372,963)
Expenses
General and administrative (Note 20)	14,259,177	13,993,498	5,070,447
Sales and marketing	4,366,830	11,333,294	428,541
Research and development	4,279,055	801,351	207,500
Depreciation and amortization (Note 6, 8 and 18)	1,854,470	618,438	195,004
Loss on disposal of equipment			481
Share-based payments (Note 14)	11,782,973	7,498,450	2,822,495
Total expenses	36,542,505	34,245,031	8,724,468
Loss from operations	51,011,725	37,344,256	9,097,431
Share of income from joint venture (Note 9)	(19,591,696)	(5,753,782)	322,578
Interest income	(952,878)	(1,186,214)	(161,518)
Other expenses (Note 9)	10,419,335	218,600
Impairment of intangible assets (Note 8)	65,122,136
Loss on settlement of joint venture supply agreement (Note 9)	5,930,860
Loss on settlement of deferred payment (Note 7)	864,228
Fair value changes in financial assets (Note 16)	201,702	384,159	(416,667)
Loss before income taxes	113,005,412	31,007,019	8,841,824
Deferred income tax recovery (Note 17)	(1,098,886)	(23,611)
NET LOSS AND COMPREHENSIVE LOSS	111,906,526	30,983,408	8,841,824
Net loss and comprehensive loss attributable to:
Emerald Health Therapeutics, Inc.	111,140,891	30,576,893	8,731,832
Non-controlling interest (Note 7)	765,635	406,515	109,992
Net loss and comprehensive loss	$ 111,906,526	$ 30,983,408	$ 8,841,824
Net loss per common share
Basic and diluted	$ 0.75	$ 0.22	$ 0.10
Weighted average number of common shares outstanding
Basic and diluted	147,961,139	141,443,116	88,447,612